Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
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Commitments and Contingencies
36.	Commitments and Contingencies

The following disclosures comprise of material legal lawsuits, investigations and in-depth investigations against the Company.

License Agreements

Turkcell:

On 27 April 1998, the Company signed the Agreement for grant of concession for the establishment and Operation of the Pan-European Mobile Telephone System, GSM (hereinafter referred to as the “License Agreement”) with the Turkish Ministry. In accordance with the License Agreement, the Company was granted a 25 year license for the provision of GSM services for a license fee of $500,000.

3G License

On 30 April 2009, the Company signed a separate License Agreement with ICTA which provides authorization for providing IMT 2000/UMTS services and establishment and operation of the required infrastructure. Turkcell acquired the A license providing the widest frequency band for a consideration of EUR 358,000 (excluding VAT). The license is effective for duration of 20 years starting from 30 April 2009. According to the agreement, Turkcell has provided IMT 2000/UMTS services starting from 30 July 2009.

4.5G License

The 4.5 licensing process is finalized by signing of IMT License Commitments Document by Turkcell and therefore, ICTA granted Turkcell 4.5G License on 27 October 2015. The 4.5G License is effective for 13 years until 30 April 2029. According to the License, Turkcell started to provide 4.5G services on 1 April 2016.

Belarusian Telecom:

Belarusian Telecom owns a license issued on 28 August 2008 for a period of 10 years and was valid till 28 August 2018. According to the Sale and Purchase Agreement signed, the State Property Committee of the Republic of Belarus committed to grant the license from the acquisition date of 26 August 2008 for a period of 10 years. In accordance with the Edict of the President of the Republic of Belarus dated 26 November 2015, numbered 475, the license is now issued without limitation of the period of validity. Starting from 1 March 2016, the license is valid from the date of the licensing authority’s decision on its issue and for an unlimited period. Under the terms of its license, Belarusian Telecom is required to gradually increase its geographical coverage until the end of 2018. Belarusian Telecom has fulfilled all coverage requirements except covering all Belarusian settlements. The number of uncovered settlements is 657 out of a total of 22,552 settlements.

lifecell:

lifecell owns twelve activity licenses, for GSM 900, GSM 1800, a technology neutral license, issued for 3G, one license for international and long-distance calls and eight PSTN licenses for eight regions in Ukraine. As of December 31, 2017, lifecell owned 28 frequency use licenses for IMT-2000 (UMTS), GSM-900, GSM-1800, CDMA-800, Wi-fi and microwave Radiorelay and Broadband Radio Access, which are regional and national. 3G activity and frequency licenses were issued in March 2015, reissued due to company name change in March 2016 and are valid for 15 years. Additionally, lifecell holds a specific number range – three NDC codes for mobile networks, sixteen permissions on a number resource for short numbers, eleven permissions on a number resource for SS-7 codes (7 regional and 4 international), one permission on a number resource for Mobile Network Code, nine permissions on a number resource for local ranges for PSTN licenses, two permissions on a service codes for alternative routing selection for international and long-distance fixed telephony and one permission on a code for global telecommunication service “800”.

Inteltek:

On 12 August 2008, Spor Toto conducted a tender which allowed private companies to organize fixed odds and paramutual betting games based on sports competitions. Inteltek gave the best offer for the tender. On 29 August 2008, Inteltek signed a contract with Spor Toto, receiving the rights to operate the fixed odds and paramutual betting games based on sports competitions for the next ten years. New commission rate, which is 1.4% of the takings arising from the operation of the fixed odds and paramutual betting games based on sports competitions (until 1 March 2009, commission rate was 7% of gross takings), is applicable starting from March 2009. As at 31 December 2017, Inteltek has a letter of guarantee of TL 159,752 (31 December 2016: TL 159,752) provided to Spor Toto.

Inteltek has a mobile agency agreement with Spor Toto, receiving the rights to assign mobile sub agencies to operate the fixed odds and paramutual betting games based on sports competitions. As at 31 December 2017, Inteltek has a letter of guarantee of TL 25,000 (31 December 2016: TL 25,000) provided to Spor Toto for mobile agency agreement. The targeted payout is 50% of the turnover balance including VAT. The fact that Inteltek is obliged to pay the difference between the realized and the targeted payout balances, whenever the pool balance falls negative, creates an excess payment risk.

Kibris Telekom:

On 27 April 2007, Kibris Telekom signed the License Agreement for Installation and Operation of a Digital, Cellular, Mobile Telecommunication System (“Mobile Communication License Agreement”) with the Ministry of Communications and Public Works of the Turkish Republic of Northern Cyprus which is effective from 1 August 2007, replacing the previous GSM-Mobile Telephony System Agreement dated 25 March 1999. In accordance with the Mobile Communication License Agreement, Kibris Telekom was granted an 18 year GSM 900, GSM 1800 and IMT 2000/UMTS license for GSM 900, GSM 1800 frequencies while the usage of IMT 2000/UMTS frequency bands is subject to the fulfillment of certain conditions.

On 14 March 2008, Kibris Telekom was awarded a 3G infrastructure license at a cost of $10,000 including VAT, which was paid at the end of March 2008. Under the terms of the license, the system had to be operational by mid-October 2008. In 2010, Kibris Telekom has completed the radio transmission (air link) project providing direct international voice and data connection with mainland and started using it from the third quarter of 2010. The Project is the only direct connection in Turkish Republic of Northern Cyprus besides Telecommunication Authority.

Azerinteltek:

Azerinteltek, in which Inteltek’s shareholding is 51%, was established on 19 January 2010, and authorized to organize, operate, manage and develop the fixed-odds and para-mutual sports betting games by the Ministry of Youth and Sports of Azerbaijan for a period of 10 years. The agreement signed with Azeridmanservis which is founded by the Ministry of Youth and Sports of Azerbaijan is renewed with the same terms and conditions in accordance with the new legislation enforced in Azerbaijan regarding the betting games based on sports on 30 September 2010. Azerinteltek officially commenced sports betting games on 18 January 2011. On 4 March 2015, Azerinteltek authorization of organizing, operating, managing and developing the fixed-odds and para-mutual sports betting games of was extended till 2 March 2025.

Since January 1, 2013, Azerinteltek was authorized for the sales of lottery tickets as a main distributor by Azerlotereya. As at 1 January 2016, the authorization for the sales of lottery tickets decided to be extended yearly.

Management believes that the Group is in compliance with the terms and conditions of the license agreements in all material respects as at 31 December 2017 and 2016.

36.1	Dispute on Treasury Share Amounts

Turkcell has the 2G and 3G Concession Agreements which was signed with the regulatory party in Turkey for rendering mobile telecommunication services.

According to the 2G and 3G Concession Agreements, The Company is obliged to pay each month 15% of its monthly gross sales; with the exception of the interest for late payment of the amounts charged to its subscribers and of the indirect taxes, fiscal obligations such as fees and duties and the invoiced amounts recorded in the accounts to the Treasury as treasury share. The Company is obliged to pay 90% of this share to Treasury and 10% of the remaining as the universal services share to the Ministry. The Company is also obliged to pay once a year 0.35% of its gross sale as the Authority contribution share.

As “Applicable Law and Settlement of Disputes” of the 2G and 3G Concession Agremeent, the parties agreed that the disputes shall be settled by three arbitrators to be appointed in accordance with the arbitration rules of the International Chamber of Commerce for 2G while the Council of State is authorized to solve the disputes arising from the agreement and its annexes thereof for 3G.

The Undersecretariat of Treasury and ICTA alleged that Company made deficient treasury payments in the past, The Company objected to these claims.

After then, the Company has resolved the following within the scope of Provisional Article 13 added to the Telegraph and Telephone Law No.406 dated 4 February 1924 of the Law on the Amendment of Certain Tax Laws and Other Laws No. 7061 published in the Official Gazette dated December 5th, 2017: to restructure relevant disputes and their interest fees and to choose the method of increasing tax base from the options in order to restructure relevant disputes and their interest fees for the periods for which examination is ongoing or has not been yet initiated. The Company applied for restructure, and according to the Law The Company submitted waiver petition or accepted the cases related to the restructured amounts. It is expected that the Courts grant decisions about the statement of waiver/acceptance of the aforementioned cases.

Based on the Laws stated above, the total amount, including principal and interest, calculated is TL 206,365 and is TL 209,159, respectively. The payment will be made in 6 equal installments in two-month periods, starting from January 31st, 2018. The total payment including interest on installments is TL 436,300.

Based on the management opinion, the probability of an outflow of resources embodying economic benefits to settle the obligation is certain, thus, including discount TL 417,668 provision is recognized in the consolidated financial statements as at and for the period ended 31 December 2017 (31 December 2016: None).

36.2	Dispute on Special Communication Tax

Large Tax Payers Office levied Special Communication Tax (SCT) and tax penalty on the Company amounting to TL 527,639 in total, of which SCT amounting 211,056 and penalty amounting to TL 316,583 based on the claim stated on Tax Investigation Reports related to SCT prepared for the years 2008-2012. The Company filed lawsuits in the Tax Courts for the cancellation of each tax and tax penalty claim. In some of the cases, The Court decided in favour of The Company or in favour of the Court. The parties appealed the decisions regarding the parts against them.

The Large Tax Payers Office has collected TL 80,355 calculated for the parts against the Company for the assessment of the SCT for the year 2011 by offsetting the receivables of the Company from Public Administrations.

As per the Law no. 6736, the Company filed applications for the restructuring of penalties and interest on the SCT regarding the dispute on the tax amount for the years 2008, 2009, 2010, 2011 and 2012. Tax Office rejected the application for the year 2011 and the case is pending for the year 2011; accepted the other restructuring applications for the years 2008, 2009, 2010, 2012 and the Company paid the restructuring amount of TL 117,058.

Limited tax investigation for the period of 2013 has been started in 2014 and the result of investigation has not yet been notified to Turkcell. Large Tax Payers Office has begun the limited tax investigation for the period of 2013. For the year of 2014, 2015 and 2016 a new investigation has been initiated.

Based on the probable payment including interest in case of restructuring the SCT for the year 2013 as per the Law no. 6736, the Company accrued provisions in the consolidated financial statements as at and for the period ended 31 December 2017 amounting to 24,175 TL including discount (31 December 2016: 14,866).

36.3	Investigation initiated by ICTA on subscription numbers and radio utilization and usage fees

ICTA commenced in-depth investigations, against the GSM operators for the years, 2004-2009, 2010-2011, 2012, 2013 and 2014. As a result of the investigations, ICTA imposed administrative fines to the Company amounting TL 11,240 in total and decided to warn the Company. The administrative fines were paid within 1 month following the notification of the decision of ICTA, with 25% discount. The Company filed lawsuits for the cancellation of aforementioned administrative fines and ICTA’s administrative acts. ICTA filed lawsuits against Company for the collection of the radio utilization and usage fee amount which was alleged that the Company paid deficiently.

The Company has resolved the following based on the Laws No. 7061 as explained in detailed note 36.1 to restructure radio fees which are in dispute and respective penalty, default interest regarding these disputes. The Company applied for restructure, and according to the Law The Company submitted waiver petition or accepted the cases related to the restructured amounts. It is expected that the Courts grant decisions about the statement of waiver/acceptance of the aforementioned cases.

The total amount, including principal and interest, calculated within the scope of clause 2 is TL 156,637. The payment will be made in 6 equal installments in two-month periods, starting from 31 January 2018. The total payment including interest on installments is TL 164,469.

Based on the management opinion, the probability of an outflow of resources embodying economic benefits is certain, thus, including discount TL 157,446 provision is recognized in the consolidated financial statements as at and for the period ended 31 December 2017 (31 December 2016: None).

36.4	Disputes regarding the Law on the Protection of Competition

On the grounds of the investigation initiated by the Competition Board on the grounds that the Company violated the competitive environment through abusing its dominant position in the Turkish mobile market and it was decided to apply administrative fine amounting to TL 91,942 on the Company. A lawsuit was filed by the Company. The case is still pending.

The payment order has been sent to the Company by the Tax Office. The Company filed a lawsuit for the stay of execution and cancellation of the payment order. The Court accepted the lawsuit and cancelled the payment order. Tax Office appealed the decision. The Company replied the appeal request. Appeal process is still pending.

Three private companies filed a lawsuits against the Company in relation with this case claiming in total of TL 113,084 together with up to 3 times of the loss amount to be determined by the court for its material damages by reserving its rights for surpluses allegedly. The cases are still pending.

Based on the management opinion, the probability of an outflow of resources embodying economic benefits is uncertain, thus, no provision is recognized in the consolidated financial statements as at and for the period ended 31 December 2017 (31 December 2016: None).

36.5	Other ongoing lawsuits and investigations

Within consolidated financial statements prepared as of 31 December 2017, obligations which are related to following ongoing disputes have been evaluated.

Based on the management opinion, an outflow of resources embodying economic benefits is deemed to be less than probable, thus, no provision is recognized in the consolidated financial statements as at and for the period ended 31 December 2017 (31 December 2016: None).

Subject	31 December 2017 Anticipated Maximum Risk (excluding accrued interest)	31 December 2016 Anticipated Maximum Risk (excluding accrued interest)	31 December 2017 Provision	31 December 2016 Provision
Disputes related with ICTA	13,367	22,544	—	—

In addition, Tax Audit Committee carries out limited tax investigations regarding the Company’s VAT and corporate tax practices for the years 2012, 2013 and 2014 and VAT practices for the years 2015 and 2016. Based on the management opinion, the probability of an outflow of resources embodying economic benefits is uncertain, thus, no provision is recognized in the consolidated financial statements as at and for the period ended 31 December 2017.